UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Barings Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/16

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2016
(Unaudited)

Corporate Restricted Securities - 83.44%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 69.63%: (C)

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	$102,270	$137,055
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	153,952
			113,634	291,007

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$139,205	08/01/12	131,415	138,330
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	224,686
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	37,857
			298,861	400,873

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,910	—
* 12/07/12, 07/11/13 and 06/30/15.

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	152 shs.	12/27/07	75,131	329,556
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	60,321
			96,731	389,877

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% Senior Subordinated Note due 09/27/2020	$1,200,329	03/27/15	1,181,644	1,224,335
Preferred Stock (B)	1,122 shs.	03/27/15	112,154	114,673
Common Stock (B)	346 shs.	03/27/15	346	—
			1,294,144	1,339,008

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
12.5% Senior Subordinated Note due 11/18/2020	$1,477,791	11/18/14	1,455,792	1,516,078
Limited Liability Company Unit	288 uts.	11/18/14	288,000	438,245
			1,743,792	1,954,323

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	$113,636	$287,929

Animal Supply Company
A distributor of pet products to independent pet stores, veterinary clients and other pet specialty retailers.
11.75% Second Lien Term Loan due 09/17/2019	$1,759,500	03/30/15	1,742,382	1,700,068

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% Senior Subordinated Note due 4/22/2023	$1,386,057	04/22/16	1,363,211	1,417,034
Limited Liability Company Unit (B)	345,000 uts.	04/20/16	345,000	296,700
			1,708,211	1,713,734

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 02/01/2020	$1,710,973	*	1,692,711	1,710,973
Limited Partnership Interest	524 uts.	08/01/14	523,950	665,268
* 05/21/13 and 08/01/14.			2,216,661	2,376,241

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% Senior Subordinated Note due 05/18/2021	$746,816	11/19/15	733,695	747,330
Limited Liability Company Unit (B)	111,100 uts.	11/18/15	111,100	60,661
			844,795	807,991

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	1,489,554	1,560,862
Preferred Stock (B)	210 shs.	08/17/15	209,390	199,743
Common Stock (B)	210 shs.	08/17/15	210	—
			1,699,154	1,760,605

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 01/31/2021 (D)	$500,587	07/31/14	491,228	—
Limited Liability Company Unit	45,504 uts.	*	—	—
* 07/31/14 and 10/14/15.			491,228	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$158,865	10/12/12	$157,586	$158,865
13% Senior Subordinated Note due 09/30/2019	$330,589	10/12/12	317,601	330,589
Common Stock (B)	51,064 shs.	10/12/12	51,064	216,167
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	85,580
			546,467	791,201

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% Senior Subordinated Note due 06/30/2021	$1,597,826	06/30/15	1,571,194	495,326
Common Stock (B)	1,417 shs.	06/30/15	156,800	—
			1,727,994	495,326

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	107,220
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	259,831
			208,333	367,051

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 11/01/2019	$1,412,605	*	1,359,332	1,412,605
Preferred Stock (B)	1,350 shs.	*	134,972	166,134
Preferred Stock (B)	489 shs.	*	48,721	60,214
Common Stock (B)	140 shs.	*	14,864	103,140
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	58 shs.	*	5,430	42,841
* 05/09/13 and 11/01/13.			1,563,319	1,784,934

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% Senior Subordinated Note due 01/19/2018	$776,910	01/19/11	765,508	776,910
14% Senior Subordinated Note due 08/03/2019	$203,967	08/03/12	201,998	203,967
Common Stock (B)	375 shs.	01/19/11	37,500	55,102
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	43,313
			1,034,256	1,079,292

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 03/26/2018	$192,847	03/26/12	$190,667	$170,381
Preferred Stock Series A (B)	65 shs.	09/22/16	6,465	—
Preferred Stock (B)	548 shs.	04/11/16	54,762	—
Common Stock (B)	1,327 shs.	*	132,700	—
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	—
* 03/26/12, 05/25/12 and 06/19/12.			390,334	170,381

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% Senior Subordinated Note due 04/01/2021	$2,015,881	*	1,983,139	2,016,289
Limited Liability Company Unit	1,853 uts.	07/18/16	189,267	211,221
* 10/01/14 and 07/18/16.			2,172,406	2,227,510

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	712,348

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B)	230 uts.	03/04/15	147,304	121,590

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	106,761
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	82,643
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	854,555
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	135,815
			142,369	1,179,774

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% Senior Subordinated Note due 06/30/2023	$761,597	06/30/16	746,978	766,395
Common Stock Class A (B)	3,791 shs.	06/30/16	3,791	3,791
Preferred Stock Series A (B)	758 shs.	06/30/16	72,033	72,033
			822,802	842,219

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 11/22/2019	$1,287,228	11/22/13	$1,272,237	$1,294,241
Common Stock (B)	90 shs.	*	514,284	417,956
* 11/22/13 and 09/16/16.			1,786,521	1,712,197

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 05/04/2019	$1,396,975	05/04/12	1,384,436	1,392,497
Preferred Stock (B)	25 shs.	05/04/12	252,434	298,403
Common Stock (B)	25 shs.	05/04/12	28,048	—
			1,664,918	1,690,900

Dunn Paper
A provider of specialty paper for niche product applications.
9.75% Second Lien Term Loan due 08/31/2023	$1,725,000	09/28/16	1,690,500	1,690,500

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 12/31/2021	$1,725,000	12/22/15	1,702,371	1,707,157

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% Senior Subordinated Note due 11/21/2020	$1,311,891	11/21/14	1,289,412	1,338,129
Limited Liability Company Unit (B)	230 uts.	11/19/14	71,875	73,186
			1,361,287	1,411,315

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 10/04/2019	$965,724	04/04/14	953,838	975,382
14% Senior Subordinated Note due 10/04/2019	$253,243	07/01/16	248,512	255,277
Common Stock (B)	31 shs.	04/04/14	77,533	95,445
			1,279,883	1,326,104

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	77,219
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	170,340
			75,418	247,559

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	$—	$80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	170,517
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	21,378
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	18,599
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	33,013
			105,046	324,066

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
11.5% Senior Subordinated Note due 11/01/2020	$1,443,937	05/01/15	1,421,549	1,458,376
Common Stock (B)	148 shs.	05/01/15	148,096	244,251
			1,569,645	1,702,627

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	100,760
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	30,346
			76,687	131,106

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
15% Senior Subordinated Note due 03/27/2020	$1,605,904	03/27/14	1,585,021	1,465,750
Common Stock (B)	15,500 shs.	03/27/14	155,000	38,929
			1,740,021	1,504,679

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% Senior Subordinated Note due 03/27/2019	$1,213,951	03/27/13	1,202,198	1,204,687
Common Stock (B)	1,181 shs.	03/27/13	118,110	133,052
			1,320,308	1,337,739

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% Senior Subordinated Note due 01/05/2022	$1,588,809	01/15/16	1,559,903	1,636,473
Common Stock (B)	147 shs.	01/15/16	147,436	156,650
			1,707,339	1,793,123

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
Preferred Stock Series A (B)	342 shs.	06/19/15	$70,683	$76,522
Common Stock (B)	342 shs.	06/19/15	2,945	8,264
			73,628	84,786

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	175 shs.	10/31/14	174,831	215,591

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$727,865	02/05/14	694,191	706,432
Common Stock (B)	846 shs.	02/05/14	84,636	90,673
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	42,550
			815,643	839,655

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 06/19/2021	$1,437,500	12/19/14	1,414,503	1,484,004
Limited Liability Company Unit Preferred (B)	359 uts.	*	359,375	364,224
Limited Liability Company Unit Common Class A (B)	3,594 uts.	12/19/14	—	—
* 12/19/14 and 04/29/16.			1,773,878	1,848,228

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% Senior Subordinated Note due 07/01/2022	$1,579,439	07/01/16	1,549,228	1,584,876
Common Stock (B)	150 shs.	07/01/16	149,500	149,500
			1,698,728	1,734,376

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 08/14/2019	$1,100,874	02/14/14	1,087,386	1,111,883
12% Senior Subordinated Note due 08/14/2019	$431,250	06/22/15	428,064	439,875
Preferred Stock Series A (B)	1,140 shs.	02/14/14	114,011	126,157
Common Stock (B)	821 shs.	02/14/14	822	284,157
			1,630,283	1,962,072

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
Common Stock (B)	517 shs.	03/09/12	$21,419	$107,056

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
16% Senior Subordinated Note due 01/17/2020	$1,705,848	01/17/14	1,686,231	1,475,827
Limited Liability Company Unit (B)	102 uts.	01/17/14	101,563	2,232
			1,787,794	1,478,059

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 04/15/2021	$703,125	04/15/13	682,277	710,156
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	1,114,724
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	212,238
			948,996	2,037,118

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
13.75% Senior Subordinated Note due 03/31/2021	$1,320,718	12/30/15	1,297,748	1,328,186

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2018	$1,098,837	08/19/08	1,094,457	1,028,587
Common Stock (B)	251 shs.	08/19/08	251,163	45,976
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	11,884
			1,405,853	1,086,447

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12% Senior Subordinated Note due 7/19/2022	$1,126,006	07/19/16	$1,113,934	$1,124,605
Limited Liability Company Unit Class A Preferred (B)	1,127 uts.	09/27/12	112,726	165,271
Limited Liability Company Unit Class A Common (B)	910 uts.	09/27/12	910	93,912
			1,227,570	1,383,788

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock	93 shs.	10/27/11	77,462	172,099

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% Senior Subordinated Note due 11/10/2020	$1,084,039	11/10/14	1,067,760	1,092,950
Common Stock (B)	2,300 shs.	11/10/14	230,000	242,871
			1,297,760	1,335,821

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	122,994

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	165,000	326,697
Preferred Stock B (B)	0.06 shs.	12/20/10	—	119
Common Stock	33 shs.	12/20/10	1,667	207,498
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	172,825
			272,310	707,139

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 06/10/2019	$577,581	12/11/13	570,838	583,357
Limited Liability Company Unit Class A (B)	283 uts.	12/11/13	611,794	1,534,406
			1,182,632	2,117,763

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 12/05/2019 (D)	$1,093,961	12/05/12	1,079,903	—
Limited Liability Company Unit (B)	1,038,805 uts.	12/05/12	232,207	—
			1,312,110	—

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A	102 shs.	12/23/11	$—	$—
Preferred Stock Series B	29 shs.	12/23/11	—	—
Common Stock	163 shs.	*	6,522	304,493
* 12/23/11 and 06/30/14.			6,522	304,493

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/24/06	71,053	87,460
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	53,668
			108,924	141,128

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	—	76,314
Common Stock (B)	353 shs.	07/15/08	285,619	346,535
			285,619	422,849

Kyjen Company
A designer and distributer of branded and private label dog toys and accessories primarily in the US.
13% Senior Subordinated Note due 10/14/2021	$1,306,229	10/14/15	1,283,266	1,345,416

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	12,764 uts.	*	166,481	173,397
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	24,277
* 05/04/07 and 01/02/08.			189,262	197,674

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 01/15/2018 (D)	$419,971	01/15/10	404,121	—
15% Senior Subordinated Note due 01/15/2018 (D)	$115,253	10/05/10	114,604	—
Common Stock (B)	35 shs.	10/05/10	35,400	—
Common Stock Class B (B)	118 shs.	01/15/10	117,647	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	—
			766,351	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$874,763	04/17/15	$866,780	$829,807
Limited Liability Company Unit	5 uts.	04/17/15	678,329	274,290
			1,545,109	1,104,097

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% Senior Subordinated Note due 09/15/2021	$766,867	09/22/15	753,548	774,536
Limited Liability Company Unit Class B (B)	101,500 uts.	09/22/15	101,500	103,449
			855,048	877,985

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$454,295	09/22/11	449,013	340,721
15% Senior Subordinated Note due 04/30/2022 (D)	$23,839	08/18/15	23,839	—
Limited Liability Company Unit Series A (B)	228 uts.	05/07/14	14,760	—
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	—
Common Stock Class A (B)	1,859 shs.	08/18/15	—	—
			643,557	340,721

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 09/30/2021	$1,103,876	09/30/14	1,086,675	1,125,954
Common Stock Class B (B)	219,545 shs.	09/30/14	219,545	136,222
			1,306,220	1,262,176

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 11/02/2019	$1,303,250	11/02/12	1,289,691	1,303,250
Common Stock (B)	45 shs.	11/02/12	44,643	45,255
			1,334,334	1,348,505

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% Senior Subordinated Note due 10/29/2021	$1,730,864	04/29/16	1,698,431	1,740,012

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 08/15/2020	$1,004,984	11/30/10	$997,562	$1,004,984
Limited Liability Company Unit Class B-1 (B)	75,000 uts.	11/30/10	—	44,781
Limited Liability Company Unit Class B-2 (B)	6,801 uts.	11/30/10	—	4,061
			997,562	1,053,826

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020	$810,000	02/02/07	809,408	—
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	—
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	104 uts.	12/10/14	103,904	36,011
* 12/18/08 and 09/30/09.			1,665,969	36,011

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% Senior Subordinated Note due 05/17/2023	$1,527,814	06/30/16	1,499,119	1,563,548
Common Stock (B)	207 shs.	05/17/16	207,000	237,184
			1,706,119	1,800,732

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	69,031
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	55,140
Common Stock (B)	344 shs.	06/04/10	344	49,862
			86,823	174,033

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% Senior Subordinated Note due 07/29/2021	$1,449,000	01/29/16	1,422,609	1,492,470
Common Stock Class A (B)	276,000 shs.	01/29/16	276,000	329,001
			1,698,609	1,821,471

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$1,235,800
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	179,644
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	1,415,444

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	156,250 uts.	11/29/12	156,250	—

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 01/31/2020	$1,059,351	07/31/14	1,045,056	1,044,220
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	128,088
			1,193,152	1,172,308

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$1,610,100	05/29/15	1,583,360	1,642,302
Limited Liability Company Unit Preferred (B)	1,149 uts.	05/29/15	114,900	127,997
Limited Liability Company Unit Common (B)	1,149 uts.	05/29/15	—	77,735
			1,698,260	1,848,034

PPC Event Services
A special event equipment rental business.
14% Senior Subordinated Note due 05/20/2020	$1,161,087	11/20/14	1,144,535	1,184,309
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	439,740
Limited Liability Company Unit Series A-1 (B)	339 uts.	03/16/16	42,419	49,825
			1,359,454	1,673,874

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$1,135,898	05/12/15	1,117,965	1,158,616
Common Stock (B)	118 shs.	05/12/15	118,476	174,818
			1,236,441	1,333,434

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	253,325
* 10/21/11 and 08/03/12.

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
Preferred Stock (B)	2,098 shs.	03/30/12	$83,920	$123,628
Common Stock (B)	983 shs.	03/30/12	9,830	176,065
			93,750	299,693

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	31,129
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	12,718
			103,825	43,847

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	393,663
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	99,715
* 08/31/07 and 03/06/08.			328,729	493,378

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	726,147	—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% Senior Subordinated Note due 11/23/2021	$1,725,000	05/23/16	1,692,087	1,757,116

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 06/13/2019	$1,059,783	12/13/13	1,044,659	1,051,600
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	192,350
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	32,117
			1,233,620	1,276,067

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 12/14/2017	$1,372,356	*	$1,355,714	$1,235,120
Common Stock (B)	38 shs.	12/14/10	38,168	13,630
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	13,301
* 12/14/10, 08/17/12 and 03/31/16.			1,431,131	1,262,051

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% Senior Subordinated Note due 07/31/2021	$1,215,600	07/31/15	1,195,390	1,206,825
Common Stock (B)	68 shs.	07/31/15	78,150	49,525
			1,273,540	1,256,350

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
12.5% Senior Subordinated Note due 04/15/2021	$766,700	10/15/15	753,337	789,701
Limited Liability Company Unit (B)	95,800 uts.	10/15/15	95,800	121,187
			849,137	910,888

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 12/31/2018 (D)	$634,764	12/05/13	—	634,764
15% Senior Subordinated Note due 12/05/2020 (D)	$67,125	12/05/13	219,203	67,125
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	5,616
			219,203	707,505

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
Limited Liability Company Unit Preferred Class A (B)	147,727 shs.	07/05/13	147,727	214,778

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% Senior Subordinated Note due 07/31/2020	$1,139,119	01/23/15	1,122,100	1,126,192

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$1,725,000	01/21/16	1,693,819	1,723,668

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	$184,266	$—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	102,742
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	102,742

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	3,632 shs.	03/31/14	363,158	558,444

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$1,680,931	11/30/06	867,531	1,512,838
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	1,512,838

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% Senior Subordinated Note due 02/03/2021	$374,549	08/03/15	368,517	382,040
Limited Liability Company Unit (B)	370,241 uts.	08/03/15	370,241	559,546
			738,758	941,586

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	205 shs.	12/16/10	205,480	223,158
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	55 shs.	12/16/10	49,334	59,971
			254,814	283,129

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% Senior Subordinated Note due 07/22/2021	$1,584,508	01/22/16	1,555,991	1,632,043
Common Stock (B)	157 shs.	01/22/16	156,818	177,327
			1,712,809	1,809,370

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 06/12/2020	$960,675	11/03/11	$953,670	$960,675
Common Stock (B)	1,500 shs.	11/03/11	150,000	215,297
			1,103,670	1,175,972

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% Senior Subordinated Note due 03/04/2021	$1,578,218	03/04/15	1,553,360	1,374,787
Common Stock (B)	1,835 shs.	03/04/15	183,500	85,680
			1,736,860	1,460,467

Total Private Placement Investments (E)			$96,700,255	$98,517,161

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 13.81%:
Bonds - 13.81%
Altice Financing S.A.	7.500%	05/15/26	$400,000	$400,000	$416,500
Amsted Industries	5.375	09/15/24	240,000	240,000	238,800
Beazer Homes USA, Inc.	8.750	03/15/22	160,000	160,000	168,800
Belden Inc.	5.250	07/15/24	210,000	210,000	213,150
Boise Cascade Company	5.625	09/01/24	130,000	130,000	131,950
Cimpress N.V.	7.000	04/01/22	500,000	486,833	521,250
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	414,375
Consolidated Energy Finance S.A.	6.750	10/15/19	500,000	494,662	493,750
Constellium N.V.	7.875	04/01/21	373,000	373,000	398,177
Cornerstone Chemical Company	9.375	03/15/18	375,000	378,449	373,125
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	242,575
CVR Partners, LP.	9.250	06/15/23	500,000	487,893	483,750
Dean Foods	6.500	03/15/23	329,000	329,000	350,878
Dell Inc.	4.420	06/15/21	600,000	628,238	627,072
Digicel Group Limited	6.000	04/15/21	500,000	457,217	441,700
Endo Finance LLC	5.375	01/31/23	500,000	490,521	442,500
First Data Corporation	5.000	01/15/24	406,000	406,000	412,090
HD Supply, Inc.	5.250	12/15/21	127,000	127,000	134,302
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	320,763
HP Enterprise Company	4.900	10/15/25	500,000	498,680	533,653
Hughes Satellite Systems Corporation	6.625	08/01/26	500,000	496,516	482,500
International Wire Group	8.500	10/15/17	500,000	509,826	500,700
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	529,375
Jupiter Resources Inc.	8.500	10/01/22	500,000	473,328	420,000
OPE KAG Finance Sub	7.875	07/31/23	500,000	521,579	473,750
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	679,138	659,685
Mallinckrodt PLC	5.750	08/01/22	500,000	500,000	493,125
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	395,625
Micron Technology, Inc.	5.250	08/01/23	494,000	494,000	487,825
Micron Technology, Inc.	7.500	09/15/23	203,000	203,000	225,480
Moog Inc.	5.250	12/01/22	500,000	503,402	516,875
Nielsen Finance LLC	5.000	04/15/22	271,000	272,632	279,808
Penske Corporation	4.875	07/11/22	500,000	498,571	557,948
Prime Security Services Borrower	9.250	05/15/23	500,000	500,000	545,000
Sabre GLBL, Inc.	5.250	11/15/23	122,000	122,000	124,135
Sinclair Broadcast Group, Inc.	5.875	03/15/26	204,000	204,000	212,160
Sinclair Television Group, Inc.	5.125	02/15/27	500,000	500,000	488,750
Tallgrass Operations LLC	5.500	09/15/24	304,000	304,000	306,280

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Shares or Principal Amount	Cost	Market Value

TeamHealth Holdings Inc	7.250%	12/15/23	$115,000	$115,000	$123,769
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	483,630
Unitymedia KabelBW GmbH	6.125	01/15/25	500,000	500,000	524,375
Univision Communications, Inc.	5.125	05/15/23	160,000	160,000	162,000
Univision Communications, Inc.	5.125	02/15/25	419,000	424,761	421,619
UPCB Finance IV Limited	5.375	01/15/25	208,000	208,000	208,967
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,462	242,500
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	503,527	507,500
VRX Escrow Corp.	6.125	04/15/25	382,000	382,000	328,998
Welltec A/S	8.000	02/01/19	375,000	371,844	362,344
West Corporation	5.375	07/15/22	500,000	492,300	490,000
Western Digital Corporation	10.500	04/01/24	253,000	253,000	293,480
Wolverine World Wide, Inc.	5.000	09/01/26	335,000	335,000	338,350

Total Bonds				19,645,379	19,545,713

Common Stock - 0.00%
TherOX, Inc. (B)			2	—	—
Touchstone Health Partnership (B)			292	—	—

Total Common Stock				—	—

Total Rule 144A Securities				19,645,379	19,545,713

Total Corporate Restricted Securities				$116,345,634	$118,062,874

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Public Securities - 18.21%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 0.28%
Aquilex Holdings LLC	5.000%	12/31/20	$157,303	$157,062	$150,224
Seadrill Partners Finco, LLC	4.000	02/21/21	496,173	223,407	246,018

Total Bank Loans				380,469	396,242

Bonds - 17.93%
Accuride Corp	9.500	08/01/18	500,000	492,947	500,000
ADT Security Services Corporation	4.125	06/15/23	500,000	438,444	492,500
Air Lease Corp.	3.000	09/15/23	600,000	594,742	593,178
Alcoa, Inc.	6.150	08/15/20	600,000	616,566	661,500
Anglogold Holdings PLC	5.375	04/15/20	600,000	602,798	625,146
Anixter, Inc.	5.125	10/01/21	165,000	165,000	172,013
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	399,444
Bank of America Corporation	4.000	04/01/24	500,000	498,526	538,806
Brunswick Corporation	7.125	08/01/27	500,000	504,073	588,750
Bunge Limited Finance Corp.	3.250	08/15/26	600,000	602,183	603,715
Clearwater Paper Corporation	4.500	02/01/23	500,000	496,522	500,625
Commercial Metals Company	4.875	05/15/23	750,000	751,127	744,375
CVR Refining LLC	6.500	11/01/22	350,000	341,021	316,750
Duke Realty Limited Partnership	3.875	10/15/22	500,000	501,781	532,726
EP Energy Corporation	9.375	05/01/20	406,000	190,797	287,245
Ferrellgas Partners, L.P.	8.625	06/15/20	650,000	650,631	638,625
Ford Motor Credit Co. LLC	4.375	08/06/23	600,000	649,622	645,018
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	151,600
Frontier Communications Corporation	6.875	01/15/25	500,000	490,791	442,500
General Motors Financial Co. Inc.	4.000	01/15/25	500,000	508,882	504,723
GEO Group, Inc.	5.875	01/15/22	500,000	474,031	450,000
HealthSouth Corporation	5.125	03/15/23	421,000	412,362	419,947
Hertz Corporation	6.750	04/15/19	220,000	218,594	224,975
Hornbeck Offshore Services, Inc.	1.500	09/01/19	500,000	257,500	285,000
Hospital Corporation of America	5.375	02/01/25	100,000	101,613	103,250
Hospital Corporation of America	5.250	06/15/26	174,000	174,000	184,875
Icahn Enterprises L.P.	6.000	08/01/20	600,000	607,532	603,000
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,986	524,190
Laboratory Corporation of America Holdings	3.600	02/01/25	500,000	499,326	525,220
Lamar Media Corp.	5.375	01/15/24	160,000	160,000	168,000
Laredo Petroleum, Inc.	5.625	01/15/22	500,000	472,295	485,000
Lazard Group LLC	4.250	11/14/20	500,000	498,972	536,095
Lifepoint Hospitals, Inc.	5.500	12/01/21	350,000	357,567	364,875
LyondellBasell Industries N.V.	5.750	04/15/24	500,000	596,782	596,358
MasTec, Inc.	4.875	03/15/23	500,000	492,394	493,750
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,007,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Public Securities - 18.21%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

MPLX LP	4.875%	12/01/24	$500,000	$500,000	$517,163
Netflix, Inc.	5.500	02/15/22	299,000	299,000	321,799
Omnova Solutions, Inc.	7.875	11/01/18	450,000	453,362	451,620
Owens Corning	4.200	12/01/24	600,000	637,870	636,542
Perry Ellis International, Inc.	7.875	04/01/19	125,000	124,439	126,406
Pitney Bowes Inc.	3.375	10/01/21	500,000	499,606	499,760
Precision Drilling Corporation	6.625	11/15/20	250,000	254,344	231,875
Reinsurance Group of America	3.950	09/15/26	500,000	503,217	523,107
R.R. Donnelley & Sons Company	6.000	04/01/24	500,000	500,000	496,250
Sanchez Energy Corporation	6.125	01/15/23	500,000	357,619	401,250
Sprint Corporation	7.125	06/15/24	155,000	155,000	151,125
Sprint Nextel Corporation	6.000	12/01/16	500,000	500,521	502,500
Steelcase, Inc.	6.375	02/15/21	500,000	504,454	570,082
Suburban Propane Partners, L.P.	5.750	03/01/25	500,000	500,000	506,250
Summit Midstream Holdings, LLC	5.500	08/15/22	92,000	66,738	87,630
Time Warner Cable, Inc.	5.000	02/01/20	500,000	495,986	541,999
Tyson Foods, Inc.	4.500	06/15/22	500,000	510,457	555,159
Weatherford International	4.500	04/15/22	500,000	513,514	422,500
William Lyon Homes	7.000	08/15/22	500,000	500,000	515,000
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	400,563

Total Bonds				24,775,534	25,369,854

Total Corporate Public Securities				$25,156,003	$25,766,096

Short-Term Security:	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 6.01%
Agrium U.S. Inc.	0.800%	10/12/16	$2,000,000	$1,999,511	$1,999,511
Fortive Corporation	0.770	10/19/16	2,250,000	2,249,134	2,249,134
Molex Incorporated	0.730	10/06/16	2,250,000	2,249,772	2,249,772
The Volvo Group	0.820	10/13/16	2,000,000	1,999,453	1,999,453

Total Short-Term Security				$8,497,870	$8,497,870

Total Investments	107.65%			$149,999,507	$152,326,840

Other Assets	5.66				8,000,327
Liabilities	(13.31)				(18,830,345)

Total Net Assets	100.00%				$141,496,822

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2016 the values of these securities amounted to $98,517,161 or 69.63% of net assets.
PIK - Payment-in-kind

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 3.74%
API Technologies Corp.	$1,713,734
FMH Holdings Corporation	1,702,627
Merex Holding Corporation	340,721
Sunvair Aerospace Group Inc.	1,256,350
Whitcraft Holdings, Inc.	283,129
5,296,561

AUTOMOTIVE - 10.85%
Accuride Corp	500,000
Aurora Parts & Accessories LLC	1,760,605
CG Holdings Manufacturing Company	1,784,934
DPL Holding Corporation	1,690,900
Ford Motor Credit Co. LLC	645,018
General Motors Financial Co. Inc.	504,723
Grakon Parent	215,591
J A C Holding Enterprises, Inc.	707,139
J.B. Poindexter Co., Inc.	529,375
K & N Parent, Inc.	304,493
Meritor, Inc.	1,007,500
Moog Inc.	516,875
Power Stop Holdings LLC	1,848,034
Randy's Worldwide Automotive	1,333,434
The Volvo Group	1,999,453
15,348,074

BANKING - 0.38%
Bank of America Corporation	538,806

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.81%
Icahn Enterprises L.P.	603,000
Lazard Group LLC	536,095
1,139,095

BUILDING MATERIALS - 10.99%
ARI Holding Corporation	2,376,241
Boise Cascade Company	131,950
Janus Group Holdings LLC	2,117,763
Happy Floors Acquisition, Inc.	1,734,376
NSi Industries Holdings, Inc.	1,800,732
Owens Corning	636,542
Pearlman Enterprises, Inc.	1,415,444
Signature Systems Holding Company	43,847
Sunrise Windows Holding Company	1,262,051
Fair Value/ Market Value

Torrent Group Holdings, Inc.	$707,505
Wellborn Forest Holding Company	1,512,838
Wolf-Gordon, Inc.	1,809,370
15,548,659

CABLE & SATELLITE - 1.60%
Hughes Satellite Systems Corporation	482,500
Time Warner Cable, Inc.	541,999
Unitymedia KabelBW GmbH	524,375
UPCB Finance IV Limited	208,967
Virgin Media Secured Finance PLC	507,500
2,265,341

CHEMICALS - 4.49%
Agrium U.S. Inc.	1,999,511
Compass Chemical International LLC	121,590
Consolidated Energy Finance S.A.	493,750
Cornerstone Chemical Company	373,125
CVR Partners, LP.	483,750
LBC Tank Terminals Holding Netherlands B.V.	659,685
LyondellBasell Industries N.V.	596,358
Omnova Solutions, Inc.	451,620
Polytex Holdings LLC	1,172,308
6,351,697

CONSTRUCTION MACHINERY - 0.21%
Safety Infrastructure Solutions	299,693

CONSUMER CYCLICAL SERVICES - 3.83%
ADT Security Services Corporation	492,500
CHG Alternative Education Holding Company	1,079,292
Church Services Holding Company	170,381
Cimpress N.V.	521,250
GEO Group, Inc.	450,000
PPC Event Services	1,673,874
Prime Security Services Borrower	545,000
West Corporation	490,000
5,422,297

CONSUMER PRODUCTS - 9.53%
AMS Holding LLC	287,929
Animal Supply Company	1,700,068

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Blue Wave Products, Inc.	$791,201
gloProfessional Holdings, Inc.	1,337,739
GTI Holding Company	839,655
Handi Quilter Holding Company	1,848,228
HHI Group, LLC	1,478,059
HP Enterprise Company	533,653
K N B Holdings Corporation	141,128
Kyjen Company	1,345,416
Manhattan Beachwear Holding Company	—
MasTec, Inc.	493,750
Master Cutlery LLC	1,104,097
Perry Ellis International, Inc.	126,406
York Wall Holding Company	1,460,467
13,487,796

DIVERSIFIED MANUFACTURING - 6.43%
ABC Industries, Inc.	400,873
Advanced Manufacturing Enterprises LLC	—
Airxcel Holdings	1,954,323
Amsted Industries	238,800
Belden Inc.	213,150
BP SCI LLC	367,051
CTP Transportation Products, LLC	242,575
F G I Equity LLC	324,066
Fortive Corporation	2,249,134
Forum Energy Technologies	151,600
Ideal Tridon Holdings, Inc.	172,099
K P I Holdings, Inc.	422,849
Motion Controls Holdings	1,053,826
NetShape Technologies, Inc.	36,011
Strahman Holdings Inc	1,276,067
9,102,424

FINANCE COMPANIES - 0.42%
Air Lease Corp.	593,178

FINANCIAL OTHER - 0.09%
Insurance Claims Management, Inc.	122,994

FOOD & BEVERAGE - 9.15%
1492 Acquisition LLC	291,007
Bunge Limited Finance Corp.	603,715
Dean Foods	350,878
Eagle Family Foods, Inc.	1,707,157

Fair Value/ Market Value

F F C Holding Corporation	$247,559
GenNx Novel Holding, Inc.	1,504,679
Hollandia Produce LLC	1,328,186
Hospitality Mints Holding Company	1,086,447
Impact Confections	1,335,821
JMH Investors LLC	—
PANOS Brands LLC	1,821,471
Tyson Foods, Inc.	555,159
Westminster Acquisition LLC	941,586
WP Supply Holding Corporation	1,175,972
12,949,637

GAMING - 1.21%
CTM Holding, Inc.	1,712,197

HEALTHCARE - 3.38%
CORA Health Services, Inc.	842,219
ECG Consulting Group	1,411,315
GD Dental Services LLC	131,106
Healthcare Direct Holding Company	107,056
HealthSouth Corporation	419,947
Hospital Corporation of America	288,125
Laboratory Corporation of America Holdings	525,220
Lifepoint Hospitals, Inc.	364,875
TeamHealth Holdings Inc	123,769
TherOX, Inc.	—
Touchstone Health Partnership	—
Valeant Pharmaceuticals International	242,500
VRX Escrow Corp.	328,998
4,785,130

HEALTH INSURANCE - 0.37%
Reinsurance Group of America	523,107

HOME CONSTRUCTION - 0.48%
Beazer Homes USA, Inc.	168,800
William Lyon Homes	515,000
683,800

INDEPENDENT - 1.85%
Antero Resources Corporation	399,444
EP Energy Corporation	287,245
Jupiter Resources Inc.	420,000
Laredo Petroleum, Inc.	485,000

See Notes to Consolidated Financial Statements

Barings Participation Investors
(formerly known as Babson Capital Participation Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

MEG Energy Corporation	$395,625
Precision Drilling Corporation	231,875
Sanchez Energy Corporation	401,250
2,620,439

INDUSTRIAL OTHER - 10.81%
Advanced Technologies Holdings	389,877
AFC - Dell Holding Corporation	1,339,008
Aquilex Holdings LLC	150,224
Brunswick Corporation	588,750
Clough, Harbour and Associates	712,348
Connecticut Electric, Inc.	1,179,774
Hartland Controls Holding Corporation	1,962,072
Hi-Rel Group LLC	2,037,118
HVAC Holdings, Inc.	1,383,788
International Wire Group	500,700
Mail Communications Group, Inc.	197,674
MC Sign Holdings LLC	877,985
Molex Incorporated	2,249,772
Nielsen Finance LLC	279,808
O E C Holding Corporation	174,033
Smart Source Holdings LLC	493,378
SMB Machinery Holdings, Inc.	—
Steelcase, Inc.	570,082
Tranzonic Holdings LLC	214,778
15,301,169

MEDIA & ENTERTAINMENT - 3.25%
BlueSpire Holding, Inc.	495,326
GlynnDevins Acquisition Corporation	84,786
HOP Entertainment LLC	—
Lamar Media Corp.	168,000
Money Mailer Equity LLC	1,740,012
Netflix, Inc.	321,799
R.R. Donnelley & Sons Company	496,250
Sinclair Broadcast Group, Inc.	212,160
Sinclair Television Group, Inc.	488,750
Univision Communications, Inc.	583,619
4,590,702

METALS & MINING - 1.72%
Alcoa, Inc.	661,500
Anglogold Holdings PLC	625,146
Fair Value/ Market Value

Commercial Metals Company	$744,375
Constellium N.V.	398,177
2,429,198

MIDSTREAM - 1.31%
CVR Refining LLC	316,750
Ferrellgas Partners, L.P.	638,625
Suburban Propane Partners, L.P.	506,250
Summit Midstream Holdings, LLC	87,630
Tallgrass Operations LLC	306,280
1,855,535

OIL FIELD SERVICES - 1.78%
Avantech Testing Services LLC	—
Hilcorp Energy Company	320,763
Hornbeck Offshore Services, Inc.	285,000
Petroplex Inv Holdings LLC	—
Seadrill Partners Finco, LLC	246,018
Topaz Marine S.A.	483,630
Weatherford International	422,500
Welltec A/S	362,344
WPX Energy, Inc.	400,563
2,520,818

OTHER - REITS - 0.38%
Duke Realty Limited Partnership	532,726

PACKAGING - 0.64%
ASC Holdings, Inc.	807,991
Vitex Packaging Group, Inc.	102,742
910,733

PAPER - 1.55%
Clearwater Paper Corporation	500,625
Dunn Paper	1,690,500
2,191,125

PHARMACEUTICALS - 3.17%
Clarion Brands Holding Corp.	2,227,510
Endo Finance LLC	442,500
ERG Holding Company LLC	1,326,104
Mallinckrodt PLC	493,125
4,489,239

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

REFINING - 2.35%
CITGO Petroleum Corporation	$414,375
MES Partners, Inc.	1,262,176
MPLX LP	517,163
Tristar Global Energy Solutions, Inc.	1,126,192
3,319,906

RETAILERS - 0.33%
HD Supply, Inc.	134,302
Wolverine World Wide, Inc.	338,350
472,652

TECHNOLOGY - 6.29%
Anixter, Inc.	172,013
Dell Inc.	627,072
First Data Corporation	412,090
Glynlyon Holding Companies, Inc.	1,793,123
Jabil Circuit, Inc.	524,190
Micron Technology, Inc.	713,305
Pitney Bowes Inc.	499,760
REVSpring, Inc.	253,325
Sabre GLBL, Inc.	124,135
Software Paradigms International Group, LLC	1,757,116
Veritext Corporation	1,723,668
Western Digital Corporation	293,480
8,893,277

Fair Value/ Market Value

TELECOMMUNICATIONS - 0.30%
Altice Financing S.A.	$416,500

TRANSPORTATION SERVICES - 2.88%
Hertz Corporation	224,975
MNX Holding Company	1,348,505
OPE KAG Finance Sub	473,750
Penske Corporation	557,948
Team Drive-Away Holdings LLC	910,888
VP Holding Company	558,444
4,074,510

WIRELESS - 0.77%
Digicel Group Limited	441,700
Sprint Corporation	151,125
Sprint Nextel Corporation	502,500
1,095,325

WIRELINES - 0.31%
Frontier Communications Corporation	442,500

Total Investments - 107.65%	$152,326,840

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2016:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$94,985,898	$—	$19,545,713	$75,440,185
Common Stock - U.S.	7,270,599	—	—	7,270,599
Preferred Stock	4,655,317	—	—	4,655,317
Partnerships and LLCs	11,151,060	—	—	11,151,060
Public Securities
Bank Loans	396,242	—	396,242	—
Corporate Bonds	25,369,854	—	25,369,854	—
Short-term Securities	8,497,870	—	8,497,870	—
Total	$152,326,840	$—	$53,809,679	$98,517,161

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2015	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 9/30/2016
Restricted Securities
Corporate Bonds	$67,658,072	$(1,751,473)	$18,869,394	$(4,798,853)	$(4,536,955)	$—	$—	$75,440,185
Common Stock - U.S.	7,806,723	360,419	854,829	(1,751,372)	—	—	—	7,270,599
Preferred Stock	6,609,176	1,163,529	133,260	(3,250,648)	—	—	—	4,655,317
Partnerships and LLCs	9,670,199	2,243,189	648,561	(1,410,889)	—	—	—	11,151,060
	$91,744,170	$2,015,664	$20,506,044	$(11,211,762)	$(4,536,955)	$—	$—	$98,517,161
There were no transfers into or out of Level 1 and Level 2 assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Participation Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    November 29, 2016

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    November 29, 2016

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.